Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DisclosureOfMovementOfTheProvisionForContingenciesAbstract [Abstract]
Beginning balance	R$ 97,219	R$ 60,603
Accrual	106,569	69,916
Settlement	(35,291)	(28,652)
Other reversals of provisions	(60,860)	(10,719)
Interest	7,323	6,071
Ending balance	114,960	R$ 97,219
Increase (decrease) in provision for civil contingencies	14,752
Reversal of the assumptions of provision for labor contingencies	R$ 32,543